UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Towle & Co

Address:   1610 Des Peres Rd, Suite 250
           St. Louis, MO 63131


Form 13F File Number: 28-10640


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jodi L. Layman
Title:  Director of Operations
Phone:  314-822-0204

Signature,  Place,  and  Date  of  Signing:

/s/ Jodi L. Layman                 St. Louis, MO                      8/9/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              39

Form 13F Information Table Value Total:  $      234,120
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AK Steel Holdings Corporation  COM            001547108     4741   397770 SH       SOLE                 397770      0    0
AM Castle & Co                 COM            148411101     8485   610855 SH       SOLE                 610855      0    0
Aircastle Ltd                  COM            g0129k104     6537   832750 SH       SOLE                 832750      0    0
Allied Wld Assurance Co Hldgs  COM            G0219G203     6974   153690 SH       SOLE                 153690      0    0
AmeriServ Financial Inc        COM            03074a102     1377   856557 SH       SOLE                 856557      0    0
Argo Group Intl Holdings Ltd   COM            g0464b107     8662   283160 SH       SOLE                 283160      0    0
ArvinMeritor Inc               COM            043353101     6688   510510 SH       SOLE                 510510      0    0
Brown Shoe Company             COM            115736100     3831   252360 SH       SOLE                 252360      0    0
Bunge Ltd                      COM            g16962105     6550   133165 SH       SOLE                 133165      0    0
CNA Financial Corp             COM            126117100     8690   339990 SH       SOLE                 339990      0    0
Cabela's Inc                   COM            126804301     1972   139472 SH       SOLE                 139472      0    0
Celestica Inc                  COM            15101q108     3812   472948 SH       SOLE                 472948      0    0
Charming Shoppes Inc           COM            161133103     9636  2569630 SH       SOLE                2569630      0    0
Chiquita Brands Intl Inc       COM            170032809     8724   718021 SH       SOLE                 718021      0    0
Dean Foods Company             COM            242370104     4657   462510 SH       SOLE                 462510      0    0
Flexsteel Industries Inc       COM            339382103     3348   304366 SH       SOLE                 304366      0    0
Furniture Brands Intl Inc      COM            360921100     6320  1210776 SH       SOLE                1210776      0    0
Global Industries Ltd          COM            379336100     7641  1701825 SH       SOLE                1701825      0    0
Goodyear Tire & Rubber Co      COM            382550101     7011   705320 SH       SOLE                 705320      0    0
Group 1 Automotive Inc         COM            398905109     6334   269175 SH       SOLE                 269175      0    0
Mirant Corporation             COM            60467r100     4202   397880 SH       SOLE                 397880      0    0
Navigators Group Inc           COM            638904102     6241   151733 SH       SOLE                 151733      0    0
Navistar Intl Corp             COM            63934E108     9149   185955 SH       SOLE                 185955      0    0
Newpark Resources Inc          COM            651718504     6110  1009894 SH       SOLE                1009894      0    0
OfficeMax Incorporated         COM            67622p101     8354   639640 SH       SOLE                 639640      0    0
Overseas Shipholding Group Inc COM            690368105     5299   143075 SH       SOLE                 143075      0    0
PMA Capital Corp               COM            693419202     8333  1272143 SH       SOLE                1272143      0    0
PolyOne Corporation            COM            73179p106     5404   641748 SH       SOLE                 641748      0    0
Royal Caribbean Cruises Ltd    COM            v7780t103     4870   213860 SH       SOLE                 213860      0    0
SUPERVALU INC                  COM            868536103     8321   767590 SH       SOLE                 767590      0    0
Sanmina-SCI Corp               COM            800907206     6267   460436 SH       SOLE                 460436      0    0
Sonic Automotive Inc           COM            83545g102     3883   453640 SH       SOLE                 453640      0    0
Star Bulk Carriers Corp        COM            y8162k105     5281  2182312 SH       SOLE                2182312      0    0
Stewart Information Services C COM            860372101     5416   600467 SH       SOLE                 600467      0    0
Tesoro Corporation             COM            881609101     5972   511742 SH       SOLE                 511742      0    0
Union Drilling Inc             COM            90653p105     5030   912841 SH       SOLE                 912841      0    0
United Rentals Inc             COM            911363109     8365   897500 SH       SOLE                 897500      0    0
Valero Energy Corp             COM            91913y100     3729   207387 SH       SOLE                 207387      0    0
Virco Mfg Corp                 COM            927651109     1904   634755 SH       SOLE                 634755      0    0


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